INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2017	2018
	RMB	RMB
Low value supplies	925	2,063
Parent seeds	298	81
Work in progress	40,836	85,035
Provision	(18,833)	(5,232)

	23,226	81,947